Nov. 28, 2025
SMALLCAP WORLD FUND INC
Investment objective
The fund’s investment objective is to provide you with long-term growth of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”) ($250,000 for Class 529-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 36 of the prospectus and on page 79 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00*	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25	0.99	0.25	0.24	none	none	0.22
Other expenses	0.18	0.18	0.16	0.23	0.16	0.05	0.22
Total annual fund operating expenses	1.03	1.77	1.01	1.07	0.76	0.65	1.04

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.98	0.49	0.25	0.25	none	none	1.00
Other expenses	0.23	0.16	0.22	0.28	0.16	0.10	0.14
Total annual fund operating expenses	1.81	1.25	1.07	1.13	0.76	0.70	1.74

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.39	0.25	0.20	0.15	0.20	0.10	0.05
Total annual fund operating expenses	1.74	1.45	1.30	1.00	0.80	0.70	0.65

*  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$674	$280	$350	$109	$78	$66	$452	$284	$127	$356	$115	$78	$72	$177
3 years	884	557	564	340	243	208	669	569	397	582	359	243	224	548
5 years	1,111	959	794	590	422	362	904	980	686	825	622	422	390	944
10 years	1,762	1,889	1,455	1,306	942	810	1,577	1,652	1,511	1,523	1,375	942	871	2,052

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$177	$148	$132	$102	$82	$72	$66		1 year	$180	$184
3 years	548	459	412	318	255	224	208		3 years	557	569
5 years	944	792	713	552	444	390	362		5 years	959	980
10 years	2,052	1,735	1,568	1,225	990	871	810		10 years	1,889	1,652

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$177	$148	$132	$102	$82	$72	$66		1 year	$180	$184
3 years	548	459	412	318	255	224	208		3 years	557	569
5 years	944	792	713	552	444	390	362		5 years	959	980
10 years	2,052	1,735	1,568	1,225	990	871	810		10 years	1,889	1,652

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal investment strategies

Normally the fund invests at least 80% of its net assets in common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, including growth-oriented stocks. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months. As of August 31, 2025, the largest company in the MSCI All Country World Small Cap Index had a market capitalization of approximately $25.9 billion and the largest company in the Russell 2000 Index had a market capitalization of approximately $20.9 billion. The market capitalization of the companies included in the MSCI All Country World Small Cap Index and the Russell 2000 Index will change with market conditions. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 31.92% (quarter ended June 30, 2020)

Lowest -22.52% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 11.63%.

Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	2.60%	5.54%	7.98%	8.04%
− After taxes on distributions		2.51	5.01	7.17	N/A
− After taxes on distributions and sale of fund shares		1.80	4.44	6.40	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	4/30/1990	–3.56%	4.02%	7.06%	8.96%
C	3/15/2001	0.56	4.48	7.04	7.81
F-1	3/15/2001	2.27	5.22	7.66	8.09
F-3	1/27/2017	2.71	5.65	N/A	8.51
529-A (with maximum sales charge)	2/19/2002	–1.28	4.48	7.27	8.57
529-C	2/20/2002	0.53	4.43	7.24	8.50
529-E	3/15/2002	2.10	5.01	7.43	8.15
529-F-1	9/17/2002	2.45	5.43	7.87	10.00
529-F-2	10/30/2020	2.58	N/A	N/A	3.90
529-F-3	10/30/2020	2.64	N/A	N/A	3.95
R-1	6/19/2002	1.59	4.50	6.91	8.11
R-2	5/31/2002	1.59	4.50	6.91	7.86
R-2E	8/29/2014	1.89	4.80	7.26	6.86
R-3	6/20/2002	2.06	4.97	7.39	8.63
R-4	7/24/2002	2.36	5.28	7.72	9.73
R-5E	11/20/2015	2.55	5.49	N/A	8.25
R-5	5/15/2002	2.65	5.60	8.04	8.87
R-6	5/1/2009	2.71	5.65	8.10	11.41

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
MSCI ACWI IMI (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	16.37%	9.67%	9.00%	7.73%
MSCI All Country World Small Cap Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.66	6.68	7.26	7.70

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.